Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of debt to net cash provided by (used in) financing activities
Liabilities from capital leases in accordance with IAS 17		€ 36,144
Repayments of variable payments outstanding for acquisitions	€ 41,803	10,099
Short-term debt
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	1,205,294	760,279
Cash Flow	(70,398)	444,844
Acquisitions (net of divestitures)	14,611	3,046
Foreign currency translation	618	(2,860)
Other	(137)	(15)
Balance at the end of period	1,149,988	1,205,294
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	188,900	9,000
Cash Flow	(167,111)	179,900
Other	76
Balance at the end of period	21,865	188,900
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	6,115,890
Cash Flow	1,285,603
Acquisitions (net of divestitures)	22,815
Foreign currency translation	85,424
Amortization of debt issuance costs	15,147
Other	1,108
Balance at the end of period	7,525,987	6,115,890
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	6,152,034	6,384,734
Cash Flow		(453,717)
Acquisitions (net of divestitures)		8,652
Foreign currency translation		188,165
Amortization of debt issuance costs		15,975
New leases		6,517
Other		1,708
Balance at the end of period		6,152,034
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period		293,673
Cash Flow	381,430	(298,912)
Foreign currency translation	(2,435)	4,883
Amortization of debt issuance costs	575	356
Balance at the end of period	379,570
Lease liabilities
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,451,081
Cash Flow	(671,403)
Acquisitions (net of divestitures)	2,141
Foreign currency translation	81,817
Other	718,456
Balance at the end of period	4,582,092	4,451,081
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	137,494
Cash Flow	(16,340)
Foreign currency translation	35
Other	1,757
Balance at the end of period	€ 122,946	137,494
Increase (decrease) due to application of IFRS 16
Reconciliation of debt to net cash provided by (used in) financing activities
Lease liability		4,414,937
Lease liabilities from related parties		€ 137,494